
                                                      --------------------------
                                                              OMB APPROVAL
                                                      --------------------------
                                                      OMB Number       3235-0006
                                                      EXPIRES: February 28, 1994
                                                      Estimated average burden
                    UNITED STATES                     hours per form.......24.60
          SECURITIES AND EXCHANGE COMMISSION          --------------------------
                WASHINGTON, D.C. 20549                  ------------------------
                                                              SEC USE ONLY
                       FORM 13F                         ------------------------

                                                        ------------------------
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          INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

          Report for the Calendar Year or Quarter Ended June 30, 1999.

--------------------------------------------------------------------------------
               (Please read instructions before preparing form.)
--------------------------------------------------------------------------------

If amended report check here: [ ]

        Wyser-Pratte Management Co., Inc.
--------------------------------------------------------------------------------
Name of Institutional Investment Manager
--------------------------------------------------------------------------------

        63 Wall Street                      New York        NY            10005
--------------------------------------------------------------------------------
Business Address        (Street)             (City)      (State)           (Zip)

        Guy Wyser-Pratte - President             (212) 495-5350
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

_________________________________ATTENTION______________________________________
  INTENTIONAL MISSTATEMENTS OR OMISSIONS OF FACTS CONSTITUTE FEDERAL CRIMINAL
               VIOLATIONS. SEE 18 U.S.C. 1001 AND 15 U.S.C. 78ff(a).
--------------------------------------------------------------------------------
          The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

         Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of New York and State of New York on the 4th day of August, 1999.

                                           Wyser-Pratte Management Co., Inc
                                  ----------------------------------------------
                                     (Name of Institutional Investment Manager)

                                  by: /s/ Guy Wyser-Pratte
                                  ----------------------------------------------
                                     (Manual Signature of Person Duly Authorized
                                                  to Submit This Report)


Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report):
(List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                    13F File No.:   Name:                    13F File No.:
---------------------    -------------   ----------------------   --------------
1.                                       6.
---------------------    -------------   ----------------------   --------------
2.                                       7.
---------------------    -------------   ----------------------   --------------
3.                                       8.
---------------------    -------------   ----------------------   --------------
4.                                       9.
---------------------    -------------   ----------------------   --------------
5.                                       10.
---------------------    -------------   ----------------------   --------------

                        Wyser-Pratte Management Co., Inc
                                    FORM 13F
                                 June 30, 1999


                                                                             Investment Discretion                Voting Authority
                             Title                                           ---------------------                ----------------
        Security           of Class     CUSIP    Market Value    Quantity    Sole    Share   Other   Managers   Sole   Share   None
-----------------------    --------     -----    ------------    --------    ----    -----   -----   --------   ----   -----   ----

COMMON STOCK
ALZA Corp                    com      022615108    14,117,812     277,500      x                              277,500
*Alcatel Alsm ADRX           com      013904305     2,719,630      95,846      x                               95,846
*Amer Int'l Grp              com      026874107    11,631,434      99,202      x                               99,202
Ameritech Corp               com      030954101    14,332,500     195,000      x                              195,000
*Bergn Brnswg Cl A           com      083739102       543,616      31,514      x                               31,514
*British Petrl               com      110889409    11,407,364     105,137      x                              105,137
Browning-Ferris Inds         com      115885105    16,787,200     390,400      x                              390,400
Comsat Corp                  com      20564D107    68,292,250   2,101,300      x                            2,101,300
*DaimlerCrysler AG           com      D1668R123     7,280,823      81,807      x                               81,807
Delta & Pine Land Co LTD     com      247357106    33,419,730     979,400      x                              979,400
*Elan Corp PLC               com      284131208       853,756      30,766      x                               30,766
Level One Communications     com      527295109    30,473,381     622,700      x                              622,700
*Lucent Technologies         com      549463107     6,698,567      99,330      x                               99,330
MacMillan Bloedel LTD NPV    com      554783209       900,000      50,000      x                               50,000
*Medtronic Inc               com      585055106       955,838      12,274      x                               12,274
PennzEnergy Co               com      70931Q109    11,566,012     695,700      x                              695,700
Pioneer Hi-Bred Intl         com      723686101     4,672,500     120,000      x                              120,000
Telxon Corp                  com      879700102     5,335,587     672,200      x                              672,200
*Tyco Int'l LtdX             com      902124106     8,356,950      88,200      x                               88,200
*Vodafone Group ADR          com      92857T107    42,414,100     215,300      x                              215,300
Page Total                                        292,759,050                  x
                                                  -----------
GRAND TOTAL                                       292,759,050
                                                  ===========




* Note: Investment Advisor had identical SHORT positions in these securities as of 06/30/99